Sundry Income, Net (Details) - Schedule of components of sundry income, net ¥ in Thousands, $ in Thousands	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Schedule of components of sundry income, net [Abstract]
Government grants	¥ 4,945	$ 765	¥ 5,104	¥ 415
Others	(255)	(39)	(27)	(156)
Total sundry income, net	¥ 4,690	$ 726	¥ 5,077	¥ 259